Financial Risk Management - Summary of Credit Risk (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Non-current financial assets	€ 1,521	€ 1,133
Current financial assets	49,226	45,784
Current investments	5,728	5,397
Other current financial assets	5,810	5,957
Credit risk [member]
Disclosure of credit risk exposure [line items]
Non-current financial assets	1,521	1,133
Current financial assets	49,226	45,784
Customer sales and services | Credit risk [member]
Disclosure of credit risk exposure [line items]
Current financial assets	43,258	39,797
Other receivables | Credit risk [member]
Disclosure of credit risk exposure [line items]
Current financial assets	140	16
Loans to employees | Credit risk [member]
Disclosure of credit risk exposure [line items]
Non-current financial assets	180
Current financial assets	18	14
Trade and other financial receivables | Credit risk [member]
Disclosure of credit risk exposure [line items]
Non-current financial assets	180
Current financial assets	43,416	39,827
Guarantee Deposit [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Non-current financial assets	1,341	1,133
Current investments	82	560
Loans granted to Joint Venture | Credit risk [member]
Disclosure of credit risk exposure [line items]
Non-current financial assets	1,521	1,133
Financial Investments [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Current investments	5,728	5,397
Other Current Financial Assets [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Other current financial assets	€ 5,810	€ 5,957